Related parties (Tables)	12 Months Ended
Nov. 30, 2019
Related party transactions [abstract]
Summary of key management personnel compensation comprises	Key management personnel compensation comprises:

	2019	2018

Short-term employee benefits	$2,016	$2,047
Post-employment benefits	67	77
Share-based compensation	847	746

	$2,930	$2,870